Income taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income tax (expense) benefit	$ 8,794	$ 7,796	$ 26,161	$ 22,116
Effective income tax rate reconciliation percentage			22.80%	22.80%
Effective income tax rate reconciliation at federal statutory income tax rate			19.00%